ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities
	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%
Subsidiaries:

KongZhong Information Technologies	July 2002	KongZhong	100	Providing consulting
(Beijing) Co., Ltd. ("KongZhong Beijing")	People's Republic			and technology services
	of China ("PRC")

KongZhong China Co., Ltd.	June 2005	KongZhong	100	Providing consulting
("KongZhong China")	the PRC			and technology services

Simlife (Beijing) Science Co., Ltd.	June 2009	Simlife	100	Providing consulting
("Simlife Beijing ")	the PRC	International Inc.		and technology services

Success Blueprint Limited	October 2009	KongZhong	100	Providing novel license
("Success Blueprint")	British Virgin Islands			to overseas

Dacheng Holdings Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Holdings")	Cayman Islands			services

Dacheng Investment (Hong Kong) Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Hong Kong")	Hong Kong			services

Noumena Innovation (BVI) Ltd.	March 2012	KongZhong	100	Providing smart mobile
("Noumena")	British Virgin Islands			games services

Noumena Productions limited	March 2012	Noumena	100	Providing smart mobile
	Hong Kong			games services

VIEs:

Beijing AirInbox Information	April 2002	Linguang Wu	45	Providing wireless
Technologies Co., Ltd.	the PRC	SonglinYang	42	value-added services
("Beijing AirInbox")		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive	February 2005	Yang Yang	40	Providing wireless
Network Technologies Co., Ltd.	the PRC	Jingye Sun	30	value-added services
("Beijing WINT")		Li Ai	30	to mobile phone users

Beijing Chengxitong Information	November 2005	Yang Li	90	Providing wireless
Technology Co., Ltd.	the PRC	Xuelei Wu	10	value-added services
("Beijing Chengxitong")				to mobile phone users

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%

Beijing Xinrui Network Technology	January 2006	Guijun Wang	51	Providing wireless
Co., Ltd. ("Beijing Xinrui")	the PRC	Yang Li	49	value-added services
				to mobile phone users

Shanghai Mailifang Communication	March 2009	Xu Guo	90	Mobile games
Co., Ltd. ("Shanghai Mailifang")	the PRC	Yang Yang	10	developing services

Xiamen Xinreli Technology	June 2009	Tao Jia	80	Providing wireless
Co., Ltd. ("Xiamen Simlife")	the PRC	Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network Technology	January 2010	Leilei Wang	59	Providing internet games
Co., Ltd. ("Shanghai Dacheng")	the PRC	Zhen Yang	41	services

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004	Beijing AirInbox	100	Providing internet games
	the PRC			services

Tianjin Mammoth Technologies	May 2005	Beijing AirInbox	95	Mobile games
Co., Ltd. ("Tianjin Mammoth")	the PRC	Beijing WINT	5	developing services

Beijing Shiyuan Leya Culture Communication	July 2008	Beijing Xinrui	100	Providing wireless
Co., Ltd.	the PRC			value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009	Beijing Chengxitong	100	Providing
	the PRC			internet novel services

Wuxi Dacheng Network	January 2010	Shanghai Dacheng	100	Providing internet games
Technology Co.,Ltd.	the PRC			services

Shenzhen Zhida Network Technology	February 2010	Beijing WINT	100	Providing technology
Co., Ltd. ("Shenzhen Zhida")	the PRC			services to mobile
				phone manufactures

Beijing Yin'ao Fulai Culture	May 2012	Beijing Xinrui	100	Providing wireless
Development Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Beijing Shangshu Boer Culture	July 2012	Beijing Xinrui	100	Providing wireless
Communication Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Shanghai KongZhong Brilliant Game	July 2012	Beijing AirInbox	100	Providing internet games
Co., Ltd.	the PRC			services

Subsidiaries And VIEs, Contractual Arrangements
Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
Simlife Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

Financial Information of The Companys VIE and VIEs Subsidiaries
	As of December 31,
	2011	2012
	$	$

Total current assets	139,333,143	123,346,361
Total assets	143,283,271	217,772,519

Total current liabilities	25,992,208	55,347,433
Total liabilities	26,263,830	74,017,931

	For the years ended December 31,
	2010	2011	2012
	$	$	$

Gross revenues	145,516,670	154,828,573	177,868,368
Net income	21,053,062	22,628,312	28,331,383

	For the years ended December 31,
	2010	2011	2012
	$	$	$

Net cash provided by operating activities	23,547,374	29,159,789	43,021,136
Net cash used in investing activities	2,471,765	16,777,374	53,172,297